FINANCIAL LEASE RECEIVABLES - Aging analysis of past due financing lease receivables (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial lease receivables, aging of past due
Total past due	¥ 35,578	¥ 22,905	¥ 7,748
Current	6,720	122,072	293,653
Total	42,298	144,977	301,401
1 - 90 days
Financial lease receivables, aging of past due
Total past due	4,750	1,510
Above 90 days
Financial lease receivables, aging of past due
Total past due	30,828	21,395	7,748
Car dealers
Financial lease receivables, aging of past due
Total past due	21,150	16,138
Current	6,720	114,493	239,854
Total	27,870	130,631	239,854
Car dealers | 1 - 90 days
Financial lease receivables, aging of past due
Total past due	4,750	1,510
Car dealers | Above 90 days
Financial lease receivables, aging of past due
Total past due	16,400	14,628
Consumers
Financial lease receivables, aging of past due
Total past due	14,428	6,767	7,748
Current		7,579	53,799
Total	14,428	14,346	61,547
Consumers | Above 90 days
Financial lease receivables, aging of past due
Total past due	¥ 14,428	¥ 6,767	¥ 7,748